Income Taxes, Available Tax Loss Carryforwards Recorded in Deferred Tax Assets (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Tax losses [Abstract]
Gross balance of available tax loss carryforwards	$ 110,769,464
Deferred tax assets and liabilities, net	131,907,476		$ 125,485,470	$ 116,614,520
Pillar two income tax expenses	$ 282,000	€ 13.3
Bottom of Range [Member]
Tax losses [Abstract]
Pillar Two Effective Tax Rate	15.00%	15.00%
Top of Range [Member]
Tax losses [Abstract]
Minimum annual revenue requirement for multinational enterprises statutory authorities | €		€ 750.0
Pillar Two Effective Tax Rate	15.00%	15.00%
Tax-effected loss carryforward benefit [member]
Tax losses [Abstract]
Deferred tax assets and liabilities, net	$ 36,074,254		$ 38,397,674
Brazil [Member]
Tax losses [Abstract]
Gross balance of available tax loss carryforwards	$ 79,615,782
Tax rate of estimated tax losses carryforward	30.00%	30.00%
Brazil [Member] | Tax-effected loss carryforward benefit [member]
Tax losses [Abstract]
Deferred tax assets and liabilities, net	$ 27,069,366
Mexico [Member]
Tax losses [Abstract]
Gross balance of available tax loss carryforwards	24,073,142
Mexico [Member] | Tax-effected loss carryforward benefit [member]
Tax losses [Abstract]
Deferred tax assets and liabilities, net	7,221,943
Chile [Member]
Tax losses [Abstract]
Gross balance of available tax loss carryforwards	3,134,305
Chile [Member] | Tax-effected loss carryforward benefit [member]
Tax losses [Abstract]
Deferred tax assets and liabilities, net	846,262
Bulgaria [Member]
Tax losses [Abstract]
Pillar two income tax expenses	252,000	€ 11.9
Macedonia [Member]
Tax losses [Abstract]
Pillar two income tax expenses	29,000	€ 1.4
Others [Member]
Tax losses [Abstract]
Gross balance of available tax loss carryforwards	3,946,235
Others [Member] | Tax-effected loss carryforward benefit [member]
Tax losses [Abstract]
Deferred tax assets and liabilities, net	$ 936,683